Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment, Owned and Leased Assets	Property, plant and equipment comprises owned and leased assets.

	2020 US$m	2019 US$m
Property, plant and equipment – owned	62,007	56,307
Right of use assets – leased	875	1,065
Net book value	62,882	57,372

Summary of property, plant and equipment

Year ended 31 December 2020	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2020		10,402	6,403	31,491	8,011	56,307
Adjustment on currency translation(b)		457	307	1,758	366	2,888
Adjustments to capitalised closure costs	25	946	—	—	—	946
Interest capitalised(c)	8	—	—	—	340	340
Additions		329	45	726	5,211	6,311
Depreciation for the year(a)(d)		(666)	(354)	(2,776)	—	(3,796)
Impairment charges(e)		(327)	(85)	(369)	(82)	(863)
Disposals		(2)	(13)	(64)	(16)	(95)
Transfers and other movements(f)		34	66	1,988	(2,119)	(31)
At 31 December 2020		11,173	6,369	32,754	11,711	62,007
– cost		25,052	12,178	71,603	12,906	121,739
– accumulated depreciation and impairment		(13,879)	(5,809)	(38,849)	(1,195)	(59,732)
Non-current assets pledged as security(g)		1,712	494	5,065	6,974	14,245

Year ended 31 December 2019	Note	Mining properties and leases(a) US$m	Land and buildings US$m	Plant and equipment US$m	Capital works in progress US$m	Total US$m
Net book value
At 1 January 2019		11,063	6,263	32,019	7,016	56,361
Adjustment for transition to new accounting standard(h)		—	—	(31)	—	(31)
Restated opening balance		11,063	6,263	31,988	7,016	56,330
Adjustment on currency translation(b)		27	72	286	41	426
Adjustments to capitalised closure costs	25	840	—	—	—	840
Interest capitalised(c)	8	—	—	—	321	321
Additions		433	46	616	4,435	5,530
Depreciation for the year(a)(d)		(729)	(381)	(2,869)	—	(3,979)
Impairment charges(e)		(1,339)	(96)	(1,115)	(926)	(3,476)
Disposals		—	(9)	(44)	(19)	(72)
Transfers and other movements(f)		107	508	2,629	(2,857)	387
At 31 December 2019		10,402	6,403	31,491	8,011	56,307
– cost		24,875	11,517	66,705	9,188	112,285
– accumulated depreciation and impairment		(14,473)	(5,114)	(35,214)	(1,177)	(55,978)
Non-current assets pledged as security(g)		1,805	571	5,111	5,271	12,758
(a)At 31 December 2020, the net book value of capitalised production phase stripping costs totalled US$2,398 million, with US$2,019 million within "Property, plant and equipment" and a further US$379 million within "Investments in equity accounted units" (2019: total of US$2,276 million, with US$1,833 million in "Property, plant and equipment" and a further US$443 million within "Investments in equity accounted units"). During the year, capitalisation of US$380 million was partly offset by depreciation of US$267 million (including amounts recorded within equity accounted units). Depreciation of deferred stripping costs in respect of subsidiaries of US$145 million (2019: US$139 million; 2018: US$134 million) is included within “Depreciation for the year”.
(b)Adjustment on currency translation represents the impact of exchange differences arising on the translation of the assets of entities with functional currencies other than the US dollar, recognised directly in the currency translation reserve. The adjustment in 2020 arose from the strengthening of the Australian dollar and Canadian dollar against the US dollar.
(c)Interest is capitalised at a rate based on the Group or relevant subsidiary’s cost of borrowing or at the rate on project specific debt, where applicable. The Group’s average borrowing rate used for capitalisation of interest is 4.20% (2019: 5.30%).
(d)Assets within operations for which production is not expected to fluctuate significantly from one year to another or which have a physical life shorter than the related mine are depreciated on a straight line basis as follows:
Land and buildings:
Land: not depreciated
Buildings: five to 50 years
Plant and equipment:
Other plant and equipment: three to 50 years
Power assets: 25 to 50 years
Capital work in progress: not depreciated
(e)During 2020, impairment charges relate to Pacific Aluminium smelters, the ISAL smelter in Iceland and our interest in the Diavik diamond mine (see note 6). During 2019, impairment charges primarily related to the Oyu Tolgoi underground project, Yarwun alumina refinery and the ISAL smelter (see note 6).
(f)“Transfers and other movements” includes reclassifications between categories. In 2019, "Transfers and other movements" included ISAL assets held for sale as these assets no longer met the criteria to be classified as assets held for sale.
(g)Excludes assets held under capitalised lease arrangements. Non-current assets pledged as security represent amounts pledged as collateral against US$4,518 million (2019: US$4,540 million) of loans, which are included in note 21.
(h)The impact of the transition to new accounting standard IFRS 16 “Leases” on 1 January 2019.
Schedule of Property, Plant and Equipment, Right-of-Use Assets
Right-of-use assets – Leased

	Land and buildings US$m	Plant and equipment US$m	Total US$m
Net book value
31 December 2020	475	400	875
31 December 2019	507	558	1,065

Additions for the year
31 December 2020	30	75	105
31 December 2019	89	212	301

Depreciation for the year (included within operating costs)
31 December 2020	(93)	(229)	(322)
31 December 2019	(69)	(203)	(272)

Impairment charges(a)
31 December 2020	(6)	(31)	(37)
31 December 2019	(6)	(4)	(10)
(a)Impairment charges in 2020 relate to Pacific Aluminium smelters, the ISAL smelter in Iceland and our interest in the Diavik diamond mine (see note 6). Impairment charges in 2019 related to the ISAL smelter (see note 6).